UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-09995

T. Rowe Price Global Technology Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

Item 1. Schedule of Investments

Global Technology Fund	March 31, 2017

T. Rowe Price Global Technology Fund

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares	$ Value
COMMON STOCKS 91.3%		
BUSINESS SERVICES 0.7%		
Miscellaneous Business Services 0.7%		
CoStar Group (1)	135,393	28,056
Total Business Services		28,056
HARDWARE 0.4%		
Enterprise Hardware 0.4%		
Delta Electronics (TWD)	2,874,000	15,393
Total Hardware		15,393
INTERNET 25.1%		
Internet Media/ Advertising 14.9%		
Alphabet, Class C (1)	501,200	415,775
Snap, Inc., Class A (1)	766,788	17,276
Tencent Holdings (HKD)	5,870,200	169,118
		602,169
Internet Retail 5.8%		
Alibaba Group Holding, ADR (1)	1,749,400	188,638
Amazon.com (1)	48,630	43,112
Flipkart Private Limited, Acquisition Date: 3/19/15 Cost $402 (1)(2)(3)	3,526	329
		232,079
Internet Services 4.4%		
Ctrip.com International, ADR (1)	3,152,701	154,955
Priceline (1)	13,210	23,513
		178,468
Total Internet		1,012,716

IT SERVICES 3.4%		
IT Services 1.8%		
Amadeus IT, A Shares (EUR)	1,414,331	71,662
		71,662
Processors 1.6%		
Paylocity Holdings (1)	873,500	33,744
PayPal Holdings (1)	729,800	31,396
		65,140
Total IT Services		136,802
MEDIA 5.5%		
Cable/Satellite 3.9%		
Liberty Global, Series C (1)	4,453,826	156,062
		156,062
Gaming 0.8%		
NetEase, ADR	122,200	34,705
		34,705
Media & Entertainment 0.8%		
Netflix (1)	208,100	30,759
		30,759
Total Media		221,526
MISCELLANEOUS 3.6%		
Miscellaneous 3.6%		
Tesla (1)	529,206	147,278
Total Miscellaneous		147,278
SEMICONDUCTORS 11.1%		
Digital Semiconductors 6.2%		
Advanced Micro Devices (1)	739,000	10,752

Broadcom	710,400	155,549
Cavium (1)	109,300	7,832
Microchip Technology	833,568	61,501
Qualcomm	255,800	14,668
		250,302
Semiconductor Capital Equipment 4.9%		
ASML Holding (EUR)	256,036	33,974
KLA-Tencor	1,089,605	103,589
Microsemi (1)	1,142,400	58,868
		196,431
Total Semiconductors		446,733
SOFTWARE 38.2%		
Applications Software 21.5%		
athenahealth (1)	217,800	24,544
Atlassian, Class A (1)	588,162	17,615
Salesforce.com (1)	6,069,891	500,705
Ultimate Software Group (1)	779,409	152,148
Workday (1)	1,887,414	157,184
Zendesk (1)	499,700	14,012
		866,208
Consumer Software 6.4%		
Activision Blizzard	782,817	39,032
Electronic Arts (1)	1,750,840	156,735
Nintendo (JPY)	268,400	62,279
		258,046
Enterprise Software 6.7%		
Coupa Software (1)	241,300	6,129
Coupa Software, Lock-up Shares, Acquisition Date: 5/26/15 Cost $2,909 (1)(2)	173,944	4,197
Ellie Mae (1)	448,380	44,959
Guidewire Software (1)	271,200	15,277

Splunk (1)	2,617,064	163,017
Tableau Software, Class A (1)	681,053	33,746
		267,325
Infrastructure Software 1.3%		
MuleSoft, Class A (1)	116,500	2,835
Oracle	1,133,500	50,565
		53,400
Internet & Security Software 1.4%		
Proofpoint (1)	753,370	56,021
		56,021
Software & Services 0.0%		
Apptio, Class A (1)	25,803	303
Dropbox, Class B, Acquisition Date: 5/1/12, Cost $233 (1)(2)(3)	25,710	209
		512
Systems Software 0.9%		
Twilio, Class A (1)	1,259,200	36,353
		36,353
Total Software		1,537,865
TELECOM EQUIPMENT 1.0%		
Wireline Equipment 1.0%		
Hexagon, B Shares (SEK)	973,746	39,081
Total Telecom Equipment		39,081
TELECOM SERVICES 2.3%		
Towers 2.3%		
Crown Castle International, REIT	978,600	92,429
Total Telecom Services		92,429
Total Common Stocks (Cost $3,212,459)		3,677,879

Infrastructure Software 0.0%		
MongoDB, Series F, Acquisition Date: 10/2/13 Cost $923 (1)(2)(3)	55,194	355
		355
Software & Services 0.1%		
Dropbox, Series A, Acquisition Date: 5/1/12, Cost $289 (1)(2)(3)	31,927	260
Dropbox, Series A-1, Acquisition Date: 5/1/12 Cost $1,419 (1)(2)(3)	156,830	1,278
Evernote, Series 4, Acquisition Date: 5/2/12 Cost $1,338 (1)(2)(3)	111,219	744
Evernote, Series 5, Acquisition Date: 11/8/13 Cost $866 (1)(2)(3)	66,613	472
		2,754
Total Software		6,826
Total Convertible Preferred Stocks (Cost $10,299)		9,993
SHORT-TERM INVESTMENTS 9.5%		
Money Market Funds 9.5%		
T. Rowe Price Treasury Reserve Fund, 0.67% (4)(5)	384,518,101	384,518
Total Short-Term Investments (Cost $384,518)		384,518
Total Investments in Securities		
101.2% of Net Assets (Cost $3,610,580)		**$ 4,074,993**

‡ Shares are denominated in U.S. dollars unless otherwise noted.

(1) Non-income producing

(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $17,331 and represents 0.4% of net assets.

(3) Level 3 in fair value hierarchy. See Note 2.

(4) Seven-day yield

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Global Technology Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Global Technology Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital growth.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Guidance
In October 2016, the Securities and Exchange Commission (SEC) issued a new rule, Investment Company Reporting Modernization, which, among other provisions, amends Regulation S-X to require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements. Compliance with the guidance is effective for financial statements filed with the SEC on or after August 1, 2017; adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2017:

There were no material transfers between Levels 1 and 2 during the period ended March 31, 2017.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended March 31, 2017. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at March 31, 2017, totaled $(108,000) for the period ended March 31, 2017.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Emerging Markets
The fund may invest, either directly or through investments in T. Rowe Price institutional funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging market countries; at period-end, approximately 14% of the fund’s net assets were invested in emerging markets. Emerging markets generally have economic structures that are less diverse and mature, and political systems that are less stable, than developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S. securities.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

NOTE 4 - FEDERAL INCOME TAXES

At March 31, 2017, the cost of investments for federal income tax purposes was $3,610,580,000. Net unrealized gain aggregated $464,408,000 at period-end, of which $478,664,000 related to appreciated investments and $14,256,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Government Reserve Fund, the T. Rowe Price Treasury Reserve Fund, or the T. Rowe Price Short-Term Fund (collectively, the Price Reserve Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The Price Reserve Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Global Technology Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 24, 2017

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 24, 2017

	By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date May 24, 2017